Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Amounts are presented in United States of America (“U.S.”) dollars and all amounts are in thousands, except for number of shares, per share amounts, number of securities and number of loans.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All inter-company transactions and balances are eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company’s balance sheets affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs (“DAC”), deferred income taxes and associated valuation allowances, goodwill, valuation of business acquired (“VOBA”), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates recorded.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) is comprised of net income, net unrealized gains and losses on securities classified as available for sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform to the 2016 presentation.
Fair Value
Fair Value
The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. See Note 4 for further information.

Investments
Investments
Fixed maturity and equity securities are classified as available for sale, as defined in the investments guidance, and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. Net unrealized gains and losses on securities classified as available for sale, less deferred income taxes, are included in accumulated other comprehensive income (“AOCI”).
Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management’s analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loan’s facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment (“OTTI”) losses.
The Company ceases accruing interest income on loans after 90 days of non-payments of principal and interest (unless the loans are both well secured and in the process of collection). A loan may be placed in such status before this time if information is available that suggests its impairment is probable.
Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.
Short-term investments include money market funds and short maturity investments. These amounts are reported at cost or amortized cost, which approximates fair value.
Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting. In applying the equity method the Company uses financial information provided by the investee, generally on a three month lag.
The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. See Note 3 for further information.
Realized gains and losses on sales of investments are recognized on the specific identification basis.
Investment income is recorded as earned and reported net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.
The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value.
Uncollectible Receivable Balance	Uncollectible Receivable Balance The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.
Reinsurance
Reinsurance
Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company’s primary liability to insureds, thus a credit exposure exists to the extent that any reinsurer is unable to meet the obligation assumed in the reinsurance agreements. To mitigate this exposure to reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and holds collateral (in the form of funds withheld, trusts, and letters of credit) as security under the reinsurance agreements. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management’s experience and current economic conditions.
Funds withheld under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements which can be used to pay related insurance obligations.
Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in- force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

Income Taxes
Income Taxes
The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement. Entities with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return.
Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.
The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

Other Assets
Other Assets
Other assets include prepaid items and value of business acquired in acquisitions. As of December 31, 2015, other assets also included held for sale assets related to the disposition of the AEB business and deferred acquisition costs and other intangible assets related to the AEB business.

Separate Accounts
Separate Accounts
Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by reinsurers.

Reserves
Reserves
Reserves are established in accordance with GAAP, using generally accepted actuarial methods and reflect judgments about expected future claim payments. Factors used in their calculation include experience derived from historical claim payments and actuarial assumptions. Calculations incorporate assumptions about the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges and other relevant factors. While the methods of making such estimates and establishing the related liabilities are periodically reviewed and updated, the estimation of reserves is not an exact process given that management is using historical information and methods to project future events and reserve outcomes.
The recorded reserves represent our best estimates at a point in time of the ultimate settlement and administration of a claim or group of claims based upon actuarial assumptions and projections using facts and circumstances known at the time of calculation. The adequacy of reserves may be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, inflation, judicial trends, legislative changes and claims handling procedures.
Many of these items are not directly quantifiable. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently complex process involving significant judgment, there can be no certainty that future settlement amounts for claims incurred through the financial reporting date will not vary from reported claims reserves. Future loss development could require reserves to be increased or decreased, which could have a material effect on our earnings in the periods in which such increases or decreases are made. However, based on information currently available, we believe our reserve estimates are adequate.
Long Duration Contracts
The Company’s long duration contracts primarily consist of those policies disposed of via reinsurance (FFG, LTC and AEB contracts), preneed life insurance policies and annuity contracts, as well as include policies no longer offered consisting of traditional life, group life conversion and medical policies.
Future policy benefits and expense reserves for preneed investment-type annuities, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. An unearned revenue reserve is also recorded for those preneed investment-type annuities which represent the balance of the excess of gross premiums over net premiums that is still recognized in future years’ income in a constant relationship to estimated gross profits.
Future policy benefits and expense reserves for preneed life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years’ income in a constant relationship to insurance in force.
The policies disposed of via reinsurance and certain life, annuity and group life conversion policies no longer offered are equal to the present value of future benefits to policyholders plus related expenses less the present value of the future net premiums. These amounts are estimated based on assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company’s experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.
Risks related to the reserves recorded for policies under FFG, LTC and AEB have been 100% ceded via reinsurance. While the Company has not been released from the contractual obligation to the policyholders, changes in and deviations from economic mortality, morbidity, and expense assumptions used in the calculation of these reserves will not directly affect our results of operations unless there is a default by the assuming reinsurer.
Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.
Short Duration Contracts
The Company’s short duration contracts include AEB contracts disposed of via reinsurance (group term life, group disability, dental, vision), medical contracts no longer offered and credit disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include: (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.
Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

Deferred Gain on Disposal of Businesses
Deferred Gain on Disposal of Businesses
On March 1, 2016, the Company sold its AEB business primarily through coinsurance contracts. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of these sales did not discharge the Company’s primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts’ terms. For the deferred gains related to the disposal of the AEB, FFG and LTC businesses, the Company periodically reviews and evaluates the estimates affecting the deferred gain on disposal of the business, and adjusts the revenue recognized accordingly.

Premiums
Premiums
Long Duration Contracts
Prior to the disposal of the AEB business, the Company’s long duration contracts consisted of group worksite insurance policies. Revenues are recognized ratably as earned income over the premium-paying periods of the policies for the group worksite insurance products. After March 1, 2016, all revenue for the AEB business is ceded.
For life insurance policies previously sold by the preneed business (no longer offered), revenue is recognized when due from policyholders.
For investment-type annuity contracts previously sold by the preneed business (no longer offered), revenues consist of charges assessed against policy balances.
Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.
Short Duration Contracts
The Company’s short duration contracts revenue is recognized over the contract term in proportion to the amount of insurance protection provided. The Company’s short duration contracts primarily include the AEB contracts disposed of via reinsurance (group term life, group disability, dental, vision), individual medical products no longer offered and credit disability. After March 1, 2016, all revenue for the AEB business is ceded.

Total Other-Than-Temporary Impairment Losses
Total Other-Than-Temporary Impairment Losses
For debt securities with credit losses and non-credit losses or gains, total OTTI losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell for equity securities that have an OTTI or for debt securities if there are only credit losses, total OTTI losses is the total amount by which the fair value of the security is below its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

Fees and Other Income
Fees and Other Income
Income earned on preneed life insurance policies with discretionary death benefit growth issued after 2008 is presented within fees and other income.
Prior to March 1, 2016, the Company also derived fees and other income from providing administrative services related to the AEB business. These fees were recognized monthly when services were performed.

Underwriting, General and Administrative Expenses
Underwriting, General and Administrative Expenses
Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

Leases	Leases The Company records expenses for operating leases on a straight-line basis over the lease term.
Contingencies
Contingencies
The Company evaluates each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are reasonable.

Recent Accounting Pronouncements - Adopted and Not Yet Adopted
Recent Accounting Pronouncements — Adopted
On January 1, 2016, the Company adopted the new consolidation guidance that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. The adoption of this new consolidation guidance did not have an impact on the Company’s financial position and results of operations.
Recent Accounting Pronouncements — Not Yet Adopted
In October 2016, the Financial Accounting Standards Board ("FASB") issued amended guidance on tax accounting for intra-entity transfers of assets. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The amendments require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the amended guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The amended guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, and should be applied on a modified retrospective basis. Therefore, the Company is required to adopt the guidance on January 1, 2018. Early adoption is permitted. The Company is evaluating the requirements of this guidance and the potential impact on the Company’s financial position and results of operations.
In August 2016, the FASB issued amended guidance on presentation and classification in the statement of cash flows. The amendments address certain specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero-coupon or insignificant coupon debt instruments; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies); distributions received from equity method investees; beneficial interests in securitization transactions; and guidance related to the identification of the primary source for separately identifiable cash flows. The amended guidance is effective in fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Therefore, the Company is required to adopt the guidance on January 1, 2018. Early adoption is permitted, provided that all of the amendments are adopted in the same period. The adoption of this guidance will not have an impact on the Company’s financial position and results of operations.
In June 2016, the FASB issued amended guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For assets held at amortized cost basis, the amended guidance eliminates the probable recognition threshold, and, instead requires an entity to reflect the current estimate of all expected credit losses. For available for sale debt securities, credit losses are measured in a manner similar to current GAAP, however the amended guidance requires that credit losses be presented as an allowance rather than as a permanent impairment. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amended guidance is effective in fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Therefore, the Company is required to adopt the guidance on January 1, 2020. Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is evaluating the requirements of this guidance and the potential impact on the Company’s financial position and results of operations.
In February 2016, the FASB issued new guidance on leases. The new guidance will replace the current lease guidance. The new guidance requires that entities recognize the assets and liabilities associated with leases on the balance sheet and to disclose key information about leasing arrangements. The new guidance is effective in fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Therefore, the Company is required to adopt the guidance on January 1, 2019. Early adoption is permitted. The Company is evaluating the requirements of this guidance and the potential impact on the Company’s financial position and results of operations.
In January 2016, the FASB issued amended guidance on the measurement and classification of financial instruments. This amended guidance requires that all equity investments be measured at fair value with changes in fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the fair value option has been elected for financial liabilities. The amendments eliminate the requirement to disclose the methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost, however public business entities will be required to use the exit price when measuring the fair value of financial instruments measured at amortized cost for disclosure purposes. In addition, the new guidance requires financial assets and financial liabilities to be presented separately in the notes to the financial statements, grouped by measurement category and form of financial asset. The amended guidance is effective in fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Therefore, the Company is required to adopt the guidance on January 1, 2018. For the provision related to presentation of financial liabilities, early adoption is permitted for financial statements that have not been previously issued. The Company is evaluating the requirements of this guidance and the potential impact on the Company’s financial position and results of operations.